Quarterly Holdings Report
for
Fidelity® Floating Rate Central Fund
June 30, 2026
FR1-NPRT3-0826
1.816012.122
Alternative Funds - 1.0%
	Shares	Value ($)
Fidelity Private Credit Company LLC (d)(o) (Cost $20,672,714)	2,101,125	19,535,626

Asset-Backed Securities - 0.5%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.0%
GoldenTree Loan Management US CLO Ltd Series 2026-21A Class DJR, CME Term SOFR 3 month Index + 4%, 7.6444% 10/20/2039 (h)(i)(p)	538,000	538,018
GRAND CAYMAN (UK OVERSEAS TER) - 0.4%
Apidos CLO LIII Series 2025-53A Class E, CME Term SOFR 3 month Index + 6.43%, 10.1052% 7/20/2038 (h)(i)(p)	260,000	262,422
Arini US CLO II Ltd Series 2025-2A Class E, CME Term SOFR 3 month Index + 5.65%, 9.3231% 3/31/2038 (h)(i)(p)	150,000	151,110
Balboa Bay Loan Funding Ltd Series 2025-1A Class D2, CME Term SOFR 3 month Index + 4.15%, 8.209% 7/20/2038 (h)(i)(p)	151,000	151,525
Balboa Bay Loan Funding Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 5.75%, 9.4252% 7/20/2038 (h)(i)(p)	150,000	150,081
Bbam US CLO I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 6.6731% 3/30/2038 (h)(i)(p)	132,000	132,006
Brant Point Clo Ltd Series 2025-8A Class D1, CME Term SOFR 3 month Index + 2.85%, 6.5231% 3/31/2038 (h)(i)(p)	465,000	466,452
Capital Four US CLO V Ltd Series 2026-5A Class D1, CME Term SOFR 3 month Index + 2.95%, 0% 7/15/2037 (h)(i)(p)(q)	395,000	395,014
Carlyle US CLO Ltd Series 2025-2A Class E, CME Term SOFR 3 month Index + 6.75%, 10.4166% 7/25/2038 (h)(i)(p)	250,000	252,351
CIFC Funding Ltd / CIFC Funding LLC Series 2025-5A Class CR, CME Term SOFR 3 month Index + 1.8%, 5.4731% 1/15/2038 (h)(i)(p)	410,000	411,743
CIFC Funding Ltd Series 2025-3A Class E, CME Term SOFR 3 month Index + 7.25%, 10.9221% 7/21/2038 (h)(i)(p)	317,000	320,917
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 7.4304% 1/17/2038 (h)(i)(p)	109,000	106,216
Diameter Cap Ltd / LLC Series 2025-5A Class BR, CME Term SOFR 3 month Index + 1.8%, 5.4731% 1/15/2039 (h)(i)(p)	465,000	465,628
Diameter Capital CLO Series 2026-6A Class ER, CME Term SOFR 3 month Index + 6%, 9.6731% 4/15/2039 (h)(i)(p)	250,000	251,238
Flat Series 2025-30A Class D2, CME Term SOFR 3 month Index + 4.1%, 7.7731% 4/15/2038 (h)(i)(p)	150,000	149,232
Flatiron RR CLO 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 8.9231% 4/15/2038 (h)(i)(p)	200,000	200,525
Fortress Credit BSL Ltd Series 2026-1A Class C1, CME Term SOFR 3 month Index + 1.9%, 5.5624% 4/20/2039 (h)(i)(p)	420,000	421,453
Garnet CLO Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 6.25%, 9.9252% 7/20/2037 (h)(i)(p)	100,000	100,383
GCM CLO Series 2026-1A Class E, CME Term SOFR 3 month Index + 5.5%, 9.1958% 7/20/2039 (h)(i)(p)	150,000	150,044
Kennedy Lewis CLO 19 Ltd Series 2025-19A Class E, CME Term SOFR 3 month Index + 6%, 9.6636% 4/22/2036 (h)(i)(p)	105,000	105,142
Magnetite XXIX Ltd Series 2024-29A Class ER, CME Term SOFR 3 month Index + 6%, 9.6731% 7/15/2037 (h)(i)(p)	103,000	103,292
Midocean Cr Clo Xvi Series 2024-16A Class E, CME Term SOFR 3 month Index + 6.25%, 9.9252% 10/20/2037 (h)(i)(p)	125,000	123,429
Obra CLO 4 Ltd / LLC Series 2026-4A Class D, CME Term SOFR 3 month Index + 3.3%, 6.9794% 7/20/2039 (h)(i)(p)	150,000	151,688
OCP Aegis CLO Ltd Series 2025-47A Class D1A, CME Term SOFR 3 month Index + 2.6%, 6.2721% 1/21/2038 (h)(i)(p)	425,000	426,275
OCP CLO Ltd Series 2024-14A Class ER, CME Term SOFR 3 month Index + 6.55%, 10.2252% 7/20/2037 (h)(i)(p)	200,000	197,848
OHA Credit Partners Ltd Series 2024-18A Class D2, CME Term SOFR 3 month Index + 4.75%, 8.4252% 4/20/2037 (h)(i)(p)	250,000	250,000
Palmer Square CLO Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 7.8131% 2/15/2038 (h)(i)(p)	100,000	98,548
Palmer Square Loan Funding Ltd Series 2025-2A Class D, CME Term SOFR 3 month Index + 4.5%, 8.1731% 7/15/2033 (h)(i)(p)	250,000	244,409
Pikes Peak CLO 1 Series 2025-12A Class D2R, CME Term SOFR 3 month Index + 3.8%, 7.4752% 4/20/2038 (h)(i)(p)	100,000	96,654
Regatta 36 Fdg Ltd / Regatta 36 Fdg LLC Series 2026-1A Class D2, 8.5% 4/15/2039 (p)	296,000	291,334
Sandstone Peak III Ltd Series 2026-1A Class D2R, 8.56% 4/25/2037 (p)	566,000	565,314
TPG CLO Ltd Series 2025-2A Class D1, CME Term SOFR 3 month Index + 3.25%, 6.9221% 1/21/2039 (h)(i)(p)	250,000	250,585
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		7,442,858
UNITED STATES - 0.1%
Hilton Grand Vacations Trust Series 2026-1A Class D, 7.21% 2/25/2043 (p)	445,712	448,598
Obra Homes Finance LLC Series 2024-1A Class E, CME Term SOFR 3 month Index + 6.75%, 10.4252% 1/20/2038 (h)(i)(p)	150,000	150,903
Systima Capital Management LLC Series 2026-SUP1 Class E, 7.0934% 6/27/2033 (i)(p)	450,000	449,991
Systima Capital Management LLC Series 2026-SUP1 Class R, U.S. 30-Day Avg. SOFR Index + 6.5%, 1.0093% 6/27/2033 (h)(i)(p)	1,000,000	999,959
TOTAL UNITED STATES		2,049,451
TOTAL ASSET-BACKED SECURITIES (Cost $10,026,720)		10,030,327

Bank Loan Obligations - 90.9%
	Principal Amount (a)	Value ($)
CANADA - 1.5%
Consumer Discretionary - 0.8%
Automobiles - 0.1%
Bombardier Produits Recreatifs Inc Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8939% 12/13/2029 (g)(h)(i)	2,751,262	2,748,208
Bombardier Produits Recreatifs Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8939% 1/22/2031 (g)(h)(i)	78,835	78,734
		2,826,942
Hotels, Restaurants & Leisure - 0.7%
1011778 BC ULC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3939% 9/20/2030 (g)(h)(i)	9,329,638	9,310,232
Four Seasons Hotels Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3939% 9/22/2032 (g)(h)(i)	3,563,312	3,580,737
		12,890,969
TOTAL CONSUMER DISCRETIONARY		15,717,911
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Rockpoint Gas Storage Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9822% 9/18/2031 (g)(h)(i)	1,039,063	1,038,575
Health Care - 0.4%
Health Care Equipment & Supplies - 0.3%
VetStrategy Canada Holdings Inc 1LN, term loan CME Term SOFR 3 month Index + 4%, 0% 12/12/2031 (g)(h)(i)(j)	1,370,000	1,357,437
VetStrategy Canada Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4822% 12/12/2028 (g)(h)(i)	4,543,101	4,501,441
		5,858,878
Health Care Technology - 0.1%
PointClickCare Technologies Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4134% 11/3/2031 (g)(h)(i)	1,955,075	1,945,945
TOTAL HEALTH CARE		7,804,823
Industrials - 0.1%
Passenger Airlines - 0.1%
Air Canada Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4134% 3/21/2031 (g)(h)(i)	1,406,562	1,401,287
Materials - 0.1%
Chemicals - 0.1%
Groupe Solmax Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.635% 5/29/2028 (g)(h)(i)	2,750,168	2,527,020
TOTAL CANADA		28,489,616
DENMARK - 0.3%
Health Care - 0.3%
Biotechnology - 0.3%
Genmab A/S Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7322% 12/13/2032 (g)(h)(i)	4,992,981	4,986,740
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom-Munksjo Oyj 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9938% 2/4/2028 (g)(h)(i)	906,466	906,013
FRANCE - 0.8%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.8%
Altice France SA Tranche B13 1LN, term loan CME Term SOFR 1 month Index + 5.375%, 9.0481% 5/14/2029 (g)(h)(i)	1,224,971	1,225,277
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 6.875%, 10.5481% 5/31/2031 (g)(h)(i)	13,615,813	13,874,513
TOTAL COMMUNICATION SERVICES		15,099,790
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Banijay Gaming SAS Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4822% 12/10/2031 (g)(h)(i)	1,256,850	1,257,240
TOTAL FRANCE		16,357,030
GERMANY - 0.3%
Industrials - 0.3%
Machinery - 0.3%
TK Elevator US Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3773% 4/30/2030 (g)(h)(i)	474,639	476,428
TK Elevator US Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.48% 4/3/2030 (g)(h)(i)	5,216,925	5,238,106

TOTAL GERMANY		5,714,534
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Industrials - 0.1%
Aerospace & Defense - 0.1%
Azorra Soar Tlb Finance Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1644% 10/18/2029 (g)(h)(i)	2,794,036	2,796,355
HONG KONG - 0.2%
Consumer Discretionary - 0.2%
Diversified Consumer Services - 0.2%
Fugue Finance BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9158% 1/9/2032 (g)(h)(i)	3,246,545	3,234,468
INDIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
BYJU's Alpha Inc Tranche B 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (c)(g)(h)(i)(k)	3,023,738	0
BYJU's Alpha Inc Tranche NEW MONEY WIND-DOWN DIP 1LN, term loan CME Term SOFR 3 month Index + 0.25%, 25% 3/31/2033 (c)(g)(h)(i)	89,450	89,450
BYJU's Alpha Inc Tranche SECOND OUT ROLLOVER WIND-DOWN DIP 1LN, term loan CME Term SOFR 3 month Index + 0.8%, 11.6439% 3/31/2033 (c)(g)(h)(i)	213,332	213,332
BYJU's Alpha Inc Tranche THIRD OUT ROLLOVER WIND-DOWN DIP 1LN, term loan CME Term SOFR 3 month Index + 0.8%, 11.6677% 3/31/2033 (c)(g)(h)(i)	912,361	48,355

TOTAL INDIA		351,137
IRELAND - 0.2%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Flutter Financing BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7322% 6/4/2032 (g)(h)(i)	3,119,368	3,102,805
LUXEMBOURG - 0.3%
Financials - 0.2%
Financial Services - 0.2%
Accelya Lux Finco Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 8.9822% 10/1/2032 (g)(h)(i)	4,205,608	3,732,477
SK Neptune Husky Finance Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 0% (g)(h)(i)(k)	1,226,144	26,362
TOTAL FINANCIALS		3,758,839
Materials - 0.1%
Containers & Packaging - 0.1%
Kleopatra Finco Sarl Tranche EXIT LOAN 1LN, term loan CME Term SOFR 1 month Index + 7%, 5.6634% 1/30/2031 (g)(h)(i)	2,620,678	2,471,850
TOTAL LUXEMBOURG		6,230,689
NETHERLANDS - 0.6%
Industrials - 0.2%
Building Products - 0.2%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.7322% 1/17/2032 (g)(h)(i)	4,388,797	4,379,669
Information Technology - 0.1%
IT Services - 0.1%
Cyberswift BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.4273% 10/8/2032 (g)(h)(i)	1,206,975	1,200,940
Materials - 0.2%
Chemicals - 0.2%
Nouryon Finance BV Tranche B-1 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9381% 4/3/2028 (g)(h)(i)	2,751,920	2,749,636
Nouryon Finance BV Tranche B-2 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9369% 4/3/2028 (g)(h)(i)	1,599,276	1,596,781
TOTAL MATERIALS		4,346,417
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.7322% 8/30/2028 (g)(h)(i)	2,047,238	1,037,274
TOTAL NETHERLANDS		10,964,300
PUERTO RICO - 0.2%
Communication Services - 0.2%
Media - 0.2%
Coral-US Co-Borrower LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7399% 10/15/2029 (g)(h)(i)	1,640,000	1,593,309
Coral-US Co-Borrower LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9231% 1/31/2032 (g)(h)(i)	2,085,000	2,015,340

TOTAL PUERTO RICO		3,608,649
SWEDEN - 0.2%
Industrials - 0.2%
Commercial Services & Supplies - 0.2%
Anticimex Global AB Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.41% 11/17/2031 (g)(h)(i)	3,676,487	3,679,759
SWITZERLAND - 0.3%
Materials - 0.3%
Chemicals - 0.3%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1634% 11/15/2030 (g)(h)(i)	6,851,244	6,681,676
UNITED KINGDOM - 2.4%
Communication Services - 0.6%
Entertainment - 0.6%
Crown Finance US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1136% 12/2/2031 (g)(h)(i)	12,566,225	12,581,933
Consumer Discretionary - 0.7%
Hotels, Restaurants & Leisure - 0.7%
City Football Group Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.925% 7/18/2030 (g)(h)(i)	8,723,997	8,680,377
Entain Holdings Gibraltar Ltd Tranche B5 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9822% 7/31/2032 (g)(h)(i)	2,580,346	2,576,036
Entain Holdings Gibraltar Ltd Tranche B6 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9822% 10/31/2029 (g)(h)(i)	1,825,424	1,821,882
TOTAL CONSUMER DISCRETIONARY		13,078,295
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Boots Group Finco LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9205% 8/30/2032 (g)(h)(i)	1,895,475	1,900,214
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9158% 2/10/2031 (g)(h)(i)	11,705,000	11,734,263
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Loire Finco Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6439% 1/21/2030 (g)(h)(i)	1,046,816	1,047,559
Industrials - 0.3%
Commercial Services & Supplies - 0.1%
HomeServe USA Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.639% 10/21/2030 (g)(h)(i)	1,948,937	1,939,465
Construction & Engineering - 0.2%
Red SPV LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9018% 3/15/2032 (g)(h)(i)	4,558,950	4,557,035
TOTAL INDUSTRIALS		6,496,500
TOTAL UNITED KINGDOM		46,838,764
UNITED STATES - 83.5%
Communication Services - 6.2%
Diversified Telecommunication Services - 1.2%
Aventiv Technologies LLC 1LN, term loan CME Term SOFR 3 month Index + 5.09%, 9.0838% 9/30/2026 (g)(h)(i)	10,184,073	6,212,284
Aventiv Technologies LLC 2LN, term loan CME Term SOFR 3 month Index + 8.65%, 0% (c)(g)(h)(i)(k)	9,662,235	24,156
Aventiv Technologies LLC Tranche BRIDGE LOAN 1LN, term loan 10.9106% 9/30/2026 (c)(g)(i)	474,797	474,797
Aventiv Technologies LLC Tranche DEC FLSO 1LN, term loan CME Term SOFR 3 month Index + 10%, 13.9386% 9/30/2026 (c)(g)(h)(i)	481,689	485,301
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 1 month Index + 10%, 13.9411% 9/30/2026 (g)(h)(i)	2,650,096	2,669,972
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 11.4938% 9/30/2026 (c)(g)(h)(i)	274,940	272,191
Level 3 Financing Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3939% 3/29/2032 (g)(h)(i)	9,195,000	9,192,150
Uniti Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6439% 10/6/2032 (g)(h)(i)	4,203,875	4,224,894
		23,555,745
Entertainment - 1.4%
Allen Media LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.3822% 2/10/2027 (g)(h)(i)	4,475,555	3,043,377
AP Core Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.5%, 10.1433% 5/15/2031 (g)(h)(i)	6,610,000	6,570,737
ECL Entertainment LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6439% 8/30/2030 (g)(h)(i)	1,541,724	1,541,247
Live Nation Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.639% 10/21/2032 (g)(h)(i)	1,159,175	1,157,725
OAK-Eagle Acquireco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 3/24/2033 (g)(h)(i)(j)	11,170,000	11,194,016
Sweetwater Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6439% 2/17/2033 (g)(h)(i)	3,275,491	3,291,869
		26,798,971
Interactive Media & Services - 0.1%
TripAdvisor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3939% 7/8/2031 (g)(h)(i)	1,361,834	1,299,421
Media - 3.1%
Acosta Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.277% 8/21/2031 (g)(h)(i)	1,965,650	1,938,622
Advantage Sales & Marketing Inc 1LN, term loan CME Term SOFR 1 month Index + 6%, 9.9303% 4/18/2030 (g)(h)(i)	2,082,659	1,853,567
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.3322% 6/18/2029 (g)(h)(i)	10,295,296	9,277,194
Discovery Global Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 6/3/2033 (g)(h)(i)	15,250,962	15,249,589
Dotdash Meredith Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1205% 6/16/2032 (g)(h)(i)	3,169,075	2,975,952
Nexstar Media Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 6/28/2032 (g)(h)(i)	3,608,550	3,566,835
Nexstar Media Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3939% 3/21/2033 (g)(h)(i)	4,884,357	4,827,650
Sinclair Television Group Inc Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3.3%, 7.1467% 12/31/2029 (g)(h)(i)	1,022,962	891,900
Sinclair Television Group Inc Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 4.1%, 7.9322% 12/31/2030 (g)(h)(i)	1,987,487	1,722,913
Townsquare Media Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.5865% 2/19/2030 (g)(h)(i)	779,592	568,619
Univision Communications Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9822% 6/24/2029 (g)(h)(i)	1,498,776	1,495,028
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0084% 1/31/2029 (g)(h)(i)	6,413,392	6,373,308
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2584% 1/31/2029 (g)(h)(i)	3,063,764	3,039,836
Versant Media Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 7.2322% 1/30/2031 (g)(h)(i)	5,860,000	5,870,489
		59,651,502
Wireless Telecommunication Services - 0.4%
Crown Subsea Communications Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6439% 1/30/2031 (g)(h)(i)	7,046,132	7,063,747
NTI Buyer LLC 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 6/13/2033 (g)(h)(i)(j)	1,640,000	1,625,650
		8,689,397
TOTAL COMMUNICATION SERVICES		119,995,036
Consumer Discretionary - 16.2%
Automobile Components - 0.8%
American Axle & Manufacturing Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8989% 2/3/2033 (g)(h)(i)	1,940,438	1,939,623
American Trailer World Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4939% 3/3/2028 (g)(h)(i)	3,040,000	2,039,323
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 1/28/2032 (g)(h)(i)	5,198,875	5,198,875
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 5/6/2030 (g)(h)(i)	2,084,338	2,084,338
LCI Industries Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8939% 3/25/2032 (g)(h)(i)	1,599,790	1,595,791
Novae LLC/IN 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.8822% 12/22/2028 (g)(h)(i)	2,501,035	1,951,858
		14,809,808
Automobiles - 0.3%
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2584% 6/3/2028 (g)(h)(i)	3,652,731	3,471,483
HarbourVest Partners LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.7322% 4/19/2030 (g)(h)(i)	2,309,213	2,300,553
		5,772,036
Broadline Retail - 2.9%
CNT Holdings I Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.1634% 11/8/2032 (g)(h)(i)	3,840,702	3,841,969
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8939% 1/23/2032 (g)(h)(i)	51,499,679	51,628,429
		55,470,398
Distributors - 1.2%
ADI Global Distribution Funding LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 6/16/2033 (g)(h)(i)(j)	675,000	675,844
BCPE Empire Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8939% 12/11/2030 (g)(h)(i)	5,376,788	5,299,523
BCPE Empire Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1439% 12/29/2032 (g)(h)(i)	9,157,050	9,034,987
BCPE HIPH Parent Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 6/25/2033 (g)(h)(i)(j)	1,239,108	1,239,108
BCPE HIPH Parent Inc Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 6/26/2033 (g)(h)(i)(j)	130,892	130,892
Gloves Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6439% 5/24/2032 (g)(h)(i)	4,661,575	4,674,208
Windsor Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3939% 8/1/2030 (g)(h)(i)	3,156,091	3,152,146
		24,206,708
Diversified Consumer Services - 1.3%
AI Aqua Merger Sub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 0% 6/24/2033 (g)(h)(i)(j)	11,075,000	11,062,596
AI Aqua Merger Sub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1417% 7/31/2028 (g)(h)(i)	11,505,083	11,489,667
Corp Service Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6439% 11/2/2029 (g)(h)(i)	2,279,654	2,265,976
		24,818,239
Hotels, Restaurants & Leisure - 6.4%
19th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9636% 2/7/2029 (g)(h)(i)	6,206,703	6,220,295
Aramark Services Inc Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3939% 6/24/2030 (g)(h)(i)	2,866,470	2,865,036
Arcis Golf LLC 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3939% 11/24/2028 (g)(h)(i)	2,125,755	2,128,413
Caesars Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8939% 2/6/2030 (g)(h)(i)	9,024,744	8,706,081
Caesars Entertainment Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8939% 2/6/2031 (g)(h)(i)	5,039,796	4,830,342
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9375% 11/1/2031 (g)(h)(i)	5,821,862	4,702,784
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9375% 6/29/2029 (g)(h)(i)	1,047,479	919,163
Eagle Parent Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9822% 4/2/2029 (g)(h)(i)	6,685,030	6,713,441
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8939% 1/29/2029 (g)(h)(i)	20,506,220	20,475,050
Fitness International LLC 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1439% 2/12/2029 (g)(h)(i)	1,329,400	1,328,071
Flutter Entertainment PLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4822% 11/30/2030 (g)(h)(i)	6,396,521	6,330,957
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.3939% 1/28/2032 (g)(h)(i)	6,039,476	5,971,290
Golden State Foods LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2322% 12/4/2031 (g)(h)(i)	1,820,878	1,821,643
Herschend Entertainment Co LLC 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 5/27/2032 (g)(h)(i)	1,410,750	1,412,161
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6439% 1/17/2031 (g)(h)(i)	3,166,094	3,157,039
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6439% 8/2/2028 (g)(h)(i)	5,939,365	5,931,941
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3983% 11/8/2030 (g)(h)(i)	1,292,849	1,294,685
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4134% 10/31/2031 (g)(h)(i)	4,666,158	4,351,193
J&J Ventures Gaming LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1439% 4/26/2030 (g)(h)(i)	5,229,010	5,200,982
Life Time Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6126% 11/5/2031 (g)(h)(i)	696,127	696,300
Light & Wonder International Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.639% 4/16/2029 (g)(h)(i)	2,989,328	2,989,328
Marriott Ownership Resorts Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8939% 4/1/2031 (g)(h)(i)	1,421,000	1,422,776
Sgh2 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.2322% 8/18/2032 (g)(h)(i)	1,981,858	1,976,903
Sizzling Platter LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6439% 7/2/2032 (g)(h)(i)	1,569,845	1,460,741
Sizzling Platter LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 5% 7/2/2032 (g)(h)(i)(l)	67,266	62,591
Station Casinos LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6439% 3/14/2031 (g)(h)(i)	5,506,139	5,502,120
TKO Worldwide Holdings LLC Tranche B5 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4125% 11/21/2031 (g)(h)(i)	2,894,842	2,883,987
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.925% 12/30/2026 (c)(g)(h)(i)	5,593,516	3,915,461
United PF Holdings LLC 2LN, term loan CME Term SOFR 3 month Index + 8.5%, 12.425% 12/30/2027 (c)(g)(h)(i)	750,000	225,000
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 12.425% 12/30/2026 (c)(g)(h)(i)	1,649,347	1,154,543
Whatabrands LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 8/3/2028 (g)(h)(i)	5,360,383	5,351,592
Wok Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.9134% 9/3/2029 (g)(h)(i)	2,703,355	2,353,432
		124,355,341
Household Durables - 0.5%
Somnigroup International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.87% 10/24/2031 (g)(h)(i)	5,144,606	5,160,040
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4273% 10/1/2032 (g)(h)(i)	3,805,463	3,754,507
		8,914,547
Specialty Retail - 2.5%
Belron Finance 2019 LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6567% 10/16/2031 (g)(h)(i)	4,903,173	4,896,014
Chewy Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.446% 6/23/2033 (g)(h)(i)	970,000	968,788
Johnstone Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8705% 6/9/2031 (g)(h)(i)	122,614	122,435
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5018% 6/6/2031 (g)(h)(i)	1,257,475	1,050,671
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6518% 6/6/2031 (g)(h)(i)	1,963,172	1,750,227
Needle Holdings LLC Tranche EXIT 1LN, term loan CME Term SOFR 3 month Index + 9.5%, 0% (c)(g)(h)(i)(k)	24,872	0
Park River Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1918% 3/15/2031 (g)(h)(i)	3,926,735	3,917,704
Peer USA LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9822% 10/14/2032 (g)(h)(i)	2,428,913	2,428,402
RH Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2584% 10/20/2028 (g)(h)(i)	2,802,203	2,722,228
RH Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9939% 10/20/2028 (g)(h)(i)	2,832,349	2,783,859
RVR Dealership Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1666% 2/26/2033 (g)(h)(i)	4,124,663	3,978,237
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 9.4132% 9/4/2029 (g)(h)(i)	11,161,654	10,353,550
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6439% 4/30/2031 (g)(h)(i)	4,770,000	4,747,152
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 1/30/2031 (g)(h)(i)	1,935,733	1,932,500
White Cap Supply Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8939% 10/31/2029 (g)(h)(i)	5,790,645	5,777,152
White Cap Supply Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1439% 2/10/2033 (g)(h)(i)	1,990,000	1,980,667
		49,409,586
Textiles, Apparel & Luxury Goods - 0.3%
Varsity Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4822% 8/26/2031 (g)(h)(i)	6,533,539	6,539,354
TOTAL CONSUMER DISCRETIONARY		314,296,017
Consumer Staples - 2.5%
Beverages - 0.7%
Celsius Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9822% 4/1/2032 (g)(h)(i)	1,555,468	1,563,245
Naked Juice LLC Tranche EXCH FLSO FL20 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.0822% 1/24/2029 (g)(h)(i)	2,557,072	1,696,464
Naked Juice LLC Tranche EXCH FLTO FL30 PIK 1LN, term loan CME Term SOFR 1 month Index + 6%, 4.8322% 1/24/2030 (g)(h)(i)	1,290,968	389,872
Naked Juice LLC Tranche NEW $$ FLFO 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.2322% 1/24/2029 (g)(h)(i)	2,335,683	2,366,141
Primo Brands Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4822% 3/31/2031 (g)(h)(i)	7,830,375	7,863,263
		13,878,985
Consumer Staples Distribution & Retail - 0.7%
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.7322% 9/20/2030 (g)(h)(i)	3,669,203	3,517,848
Cardenas Merger Sub LLC 1LN, term loan CME Term SOFR 3 month Index + 6.75%, 10.5822% 8/1/2029 (g)(h)(i)	6,049,482	3,807,182
Froneri US Inc Tranche B-4 1LN, term loan CME Term SOFR 6 month Index + 2.25%, 5.8773% 9/30/2031 (g)(h)(i)	1,423,576	1,412,486
JP Intermediate B LLC Tranche TAKEBK TL A 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.2322% 3/31/2031 (c)(g)(h)(i)	1,903,258	1,422,685
JP Intermediate B LLC Tranche NEW $ 1ST L TL 1LN, term loan CME Term SOFR 1 month Index + 7%, 10.7322% 9/30/2030 (c)(g)(h)(i)	503,711	493,637
Primary Products Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9285% 4/1/2029 (g)(h)(i)	2,199,679	2,195,565
		12,849,403
Food Products - 0.8%
Aspire Bakeries Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6439% 12/23/2030 (g)(h)(i)	2,352,965	2,359,836
Chobani LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8939% 10/28/2032 (g)(h)(i)	4,149,150	4,155,083
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 0% (c)(g)(h)(i)(k)	4,852,665	0
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 0% (c)(g)(h)(i)(k)	1,200,945	0
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 0% (c)(g)(h)(i)(k)	856,020	0
Del Monte Foods Corp II Inc Tranche TLB DIP ROLLUP, term loan CME Term SOFR 3 month Index + 9.5%, 0% (c)(g)(h)(i)(k)	3,515,014	1,331,242
Fiesta Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3939% 2/12/2031 (g)(h)(i)	4,032,587	3,951,250
Nourish Buyer I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6687% 7/9/2032 (g)(h)(i)	4,384,125	4,407,405
		16,204,816
Personal Care Products - 0.3%
Conair Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5084% 5/17/2028 (g)(h)(i)	3,086,912	2,650,330
Olaplex Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.2658% 2/23/2029 (g)(h)(i)	800,000	799,912
Prestige Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.1528% 6/13/2033 (g)(h)(i)(l)	1,665,000	1,665,000
		5,115,242
TOTAL CONSUMER STAPLES		48,048,446
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Apro LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.3741% 7/9/2031 (g)(h)(i)	2,299,050	2,298,567
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2584% 3/31/2028 (g)(h)(i)	605,756	606,513
CQP Holdco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4822% 12/31/2032 (g)(h)(i)	7,235,014	7,188,492
Delek US Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6203% 5/17/2032 (g)(h)(i)	2,175,000	2,170,933
EMG Utica Midstream Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.2322% 4/1/2030 (g)(h)(i)	1,540,877	1,544,729
Hamilton Projects Acquiror LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 5/30/2031 (g)(h)(i)	1,253,431	1,256,214
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index x 5.5%, 0% (g)(h)(i)(k)	17,389,868	10,245,589
Prairie Acquiror LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8939% 8/1/2029 (g)(h)(i)	1,036,348	1,038,680
Venture Global Plaquemines LNG LLC 1LN, term loan CME Term SOFR 1 month Index + 2.225%, 5.8689% 5/25/2029 (g)(h)(i)	2,842,602	2,837,855
Venture Global Plaquemines LNG LLC 1LN, term loan CME Term SOFR 1 month Index + 2.225%, 5.8689% 5/25/2029 (g)(h)(i)	355,564	354,675
TOTAL ENERGY		29,542,247
Financials - 10.3%
Capital Markets - 2.6%
Broadstreet Partners Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 6/16/2031 (g)(h)(i)	4,421,132	4,259,982
Citadel Securities Global Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6614% 6/10/2033 (g)(h)(i)	11,914,206	11,885,255
CPI Holdco B LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6439% 5/17/2031 (g)(h)(i)	1,214,921	1,209,478
Focus Financial Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 9/15/2031 (g)(h)(i)	5,343,859	5,207,591
GTCR Everest Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2322% 9/5/2031 (g)(h)(i)	2,881,106	2,867,162
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4081% 2/3/2032 (g)(h)(i)	5,591,196	5,543,168
Hightower Holding LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 2/3/2032 (g)(h)(i)(j)	297,500	294,944
Jane Street Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6658% 12/15/2031 (g)(h)(i)	9,950,704	9,851,993
Jupiter Borrower Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 3/25/2033 (g)(h)(i)(j)	5,630,000	5,618,290
Jupiter Borrower Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 3/25/2033 (g)(h)(i)(j)	810,000	808,315
PEX Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4822% 11/26/2031 (g)(h)(i)	1,876,250	1,871,559
Superannuation & Investments US LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 12/1/2028 (g)(h)(i)	1,703,840	1,699,222
		51,116,959
Financial Services - 2.9%
ACNR Holdings Inc 2LN, term loan 13% (c)(g)(i)(m)	837,219	819,470
CFC USA 2025 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1822% 7/1/2032 (g)(h)(i)	1,984,589	1,858,905
Corpay Technologies Operating Co LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3939% 11/5/2032 (g)(h)(i)	2,830,787	2,822,182
Heubach Holding USA LLC Tranche TL, term loan CME Term SOFR 1 month Index + 10%, 0% (c)(g)(h)(i)(k)	136,173	0
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8939% 9/22/2032 (g)(h)(i)	3,144,200	2,728,380
NCR Atleos Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.6677% 4/16/2029 (g)(h)(i)	1,562,415	1,557,540
Neon Maple US Debt Mergersub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 11/17/2031 (g)(h)(i)	5,347,448	5,195,527
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1439% 7/31/2031 (g)(h)(i)	9,853,785	9,479,834
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6439% 7/31/2031 (g)(h)(i)	1,960,063	1,892,519
Nexus Buyer LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 9.3939% 2/16/2032 (g)(h)(i)	1,645,000	1,594,103
Orion US Finco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1687% 10/8/2032 (g)(h)(i)	2,319,188	2,318,677
Priority Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.3939% 8/2/2032 (g)(h)(i)	1,572,783	1,544,473
Recess Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4166% 2/20/2030 (g)(h)(i)	2,369,200	2,364,888
Shift4 Payments LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.7322% 7/3/2032 (g)(h)(i)	601,979	599,222
Trans Union LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3939% 6/24/2031 (g)(h)(i)	142,113	141,694
Trans Union LLC Tranche B9 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3939% 6/24/2031 (g)(h)(i)	1,532,774	1,528,176
Vci Asset Holdings 3 LLC Tranche TL, term loan 6.875% 4/15/2031 (c)(g)	3,138,000	3,179,830
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1419% 2/20/2032 (g)(h)(i)	14,352,806	14,364,288
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 0% 2/20/2032 (g)(h)(i)(j)	1,335,000	1,338,337
		55,328,045
Insurance - 4.8%
Acrisure LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8939% 6/21/2032 (g)(h)(i)	1,419,954	1,279,378
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6439% 11/6/2030 (g)(h)(i)	28,837,549	26,025,888
Alera Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3939% 5/28/2032 (g)(h)(i)	6,154,020	5,837,888
Alliant Hldgs Intermediate LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 9/19/2031 (g)(h)(i)	5,735,664	5,653,587
AmWINS Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7322% 1/30/2032 (g)(h)(i)	3,860,465	3,771,481
Asurion LLC Tranche B12 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9134% 9/19/2030 (g)(h)(i)	1,198,003	1,182,429
Asurion LLC Tranche B13 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9134% 9/19/2030 (g)(h)(i)	5,196,272	5,134,592
Asurion LLC Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4134% 2/23/2033 (g)(h)(i)	15,560,482	14,685,206
Asurion LLC Tranche B4 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.175% 1/20/2029 (g)(h)(i)	11,157,477	11,012,429
CRC Insurance Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4822% 5/6/2031 (g)(h)(i)	6,466,210	6,306,171
HUB International Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9221% 6/20/2030 (g)(h)(i)	10,731,597	10,713,997
USI Inc/NY Tranche C 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9822% 9/29/2030 (g)(h)(i)	291,268	289,739
USI Inc/NY Tranche D 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9822% 11/21/2029 (g)(h)(i)	962,045	958,197
		92,850,982
TOTAL FINANCIALS		199,295,986
Health Care - 8.2%
Biotechnology - 0.2%
Alkermes Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4822% 8/12/2031 (g)(h)(i)	1,321,688	1,324,992
BioMarin Pharmaceutical Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4283% 4/27/2033 (g)(h)(i)	2,340,000	2,338,830
Grifols International Services USA Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1869% 4/14/2033 (g)(h)(i)	2,339,138	2,343,816
		6,007,638
Health Care Equipment & Supplies - 1.6%
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.3939% 1/15/2031 (g)(h)(i)	4,696,205	4,702,075
Hopper Merger Sub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9945% 4/7/2033 (g)(h)(i)	8,610,000	8,418,083
Insulet Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6439% 8/1/2031 (g)(h)(i)	5,891,552	5,914,882
QuidelOrtho Corp Tranche A 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.1439% 8/21/2030 (g)(h)(i)	1,714,165	1,662,740
QuidelOrtho Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6439% 8/23/2032 (g)(h)(i)	8,188,125	8,044,834
Sotera Health Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8939% 5/30/2031 (g)(h)(i)	2,071,655	2,071,655
		30,814,269
Health Care Providers & Services - 2.8%
Accelerated Health Systems LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.0634% 2/15/2029 (g)(h)(i)	1,861,323	822,091
Aveanna Healthcare LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.6439% 9/17/2032 (g)(h)(i)	1,129,325	1,132,916
Charlotte Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1483% 6/30/2031 (g)(h)(i)	4,488,652	4,480,618
DaVita Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3939% 5/9/2031 (g)(h)(i)	4,899,553	4,889,607
Examworks Bidco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 2/6/2033 (g)(h)(i)	1,000,000	1,000,420
Global Medical Response Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 6.889% 10/1/2032 (g)(h)(i)	1,690,578	1,694,348
HAH Group Holding Co LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6439% 9/24/2031 (g)(h)(i)	6,361,887	5,610,039
Hanger Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1439% 10/23/2031 (g)(h)(i)	1,181,058	1,184,435
Hanger Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 6.074% 10/23/2031 (g)(h)(i)(l)	153,150	153,588
Heartland Dental LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1439% 8/25/2032 (g)(h)(i)	2,886,351	2,886,899
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.7322% 7/3/2028 (g)(h)(i)	1,335,210	1,335,130
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.7322% 7/3/2028 (g)(h)(i)	332,668	332,648
McKesson Medical-Surgical Top Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9822% 6/9/2032 (g)(h)(i)	4,165,000	4,161,543
MED ParentCo LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6439% 4/15/2031 (g)(h)(i)	2,926,302	2,927,531
National Mentor Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 6%, 9.6439% 12/12/2030 (g)(h)(i)	6,937,613	6,978,406
Phoenix Guarantor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6439% 2/21/2031 (g)(h)(i)	1,757,746	1,753,580
Southern Veterinary Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1562% 12/4/2031 (g)(h)(i)	8,870,926	8,855,669
Team Public Choices LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 8.9822% 3/31/2033 (g)(h)(i)	780,000	761,233
US Anesthesia Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.7349% 10/2/2028 (g)(h)(i)	1,472,938	1,473,572
US Fertility Enterprises LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9752% 12/30/2032 (g)(h)(i)	1,333,626	1,335,573
US Fertility Enterprises LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 3.25% 12/30/2032 (g)(h)(i)(l)	68,032	68,131
		53,837,977
Health Care Technology - 1.5%
athenahealth Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3939% 2/15/2029 (g)(h)(i)	7,835,604	7,814,370
Cotiviti Inc 1LN, term loan 7.625% 5/1/2031 (g)	965,000	899,863
Cotiviti Inc 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3705% 3/26/2032 (g)(h)(i)	480,150	435,135
Cotiviti Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3705% 5/1/2031 (g)(h)(i)	8,551,178	7,808,337
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3939% 9/28/2029 (g)(h)(i)	910,639	887,973
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8939% 11/26/2031 (g)(h)(i)	11,875,242	11,577,174
		29,422,852
Life Sciences Tools & Services - 0.5%
PAREXEL International Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 12/12/2031 (g)(h)(i)	8,894,960	8,894,960
Pharmaceuticals - 1.6%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.8939% 10/8/2030 (g)(h)(i)	14,027,949	13,587,331
Amneal Pharmaceuticals LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6439% 8/2/2032 (g)(h)(i)	2,818,718	2,827,540
Elanco Animal Health Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3712% 10/31/2032 (g)(h)(i)	1,353,200	1,352,185
Endo Finance Holdings LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.3939% 4/23/2031 (g)(h)(i)	3,582,701	3,582,701
Jazz Financing Lux Sarl Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8939% 5/5/2028 (g)(h)(i)	5,134,681	5,145,362
Organon & Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8939% 5/19/2031 (g)(h)(i)	4,341,228	4,334,238
		30,829,357
TOTAL HEALTH CARE		159,807,053
Industrials - 14.3%
Aerospace & Defense - 2.2%
Bleriot US Bidco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9822% 10/17/2030 (g)(h)(i)	1,275,625	1,274,425
Goat Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 1/27/2032 (g)(h)(i)	1,570,834	1,569,138
Kaman Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6705% 2/26/2032 (g)(h)(i)	4,813,232	4,803,029
Kaman Corp Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 2%, 1% 2/26/2032 (g)(h)(i)(l)	558,295	557,111
Karman Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4822% 4/1/2032 (g)(h)(i)	1,329,374	1,333,535
OneSky Flight LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3872% 2/17/2033 (g)(h)(i)	1,655,000	1,658,624
Signia Aerospace LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.196% 12/11/2031 (g)(h)(i)	3,377,022	3,374,929
Signia Aerospace LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 1% 12/11/2031 (g)(h)(i)(l)	117,893	117,819
TransDigm Inc Tranche K 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.8939% 3/22/2030 (g)(h)(i)	9,835,777	9,836,368
TransDigm Inc Tranche L 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1439% 1/19/2032 (g)(h)(i)	6,363,021	6,363,339
TransDigm Inc Tranche M 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 8/19/2032 (g)(h)(i)	3,448,938	3,449,351
TransDigm Inc Tranche N 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 2/13/2033 (g)(h)(i)	5,052,338	5,051,529
VSE Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6126% 5/5/2033 (g)(h)(i)	2,255,000	2,254,436
		41,643,633
Air Freight & Logistics - 0.4%
Dynasty Acquisition Co Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6439% 10/31/2031 (g)(h)(i)	2,047,968	2,052,003
Dynasty Acquisition Co Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6439% 10/31/2031 (g)(h)(i)	778,982	780,516
Echo Global Logistics Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4939% 11/23/2028 (g)(h)(i)	766,831	740,475
Echo Global Logistics Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 0% 11/24/2028 (g)(h)(i)(j)	3,551,100	3,480,079
STG Distribution LLC Tranche DIP FLFO ROLLUP 1LN, term loan CME Term SOFR 1 month Index x 8%, 0% (c)(g)(h)(i)(k)	452,632	435,432
STG Distribution LLC Tranche DIP FLSO ROLLUP 1LN, term loan CME Term SOFR 3 month Index + 0%, 8% (c)(g)(h)(i)(k)	36,189	361
STG Distribution LLC Tranche EXCHANGE FLFO 1LN, term loan CME Term SOFR 1 month Index + 8.35%, 0% (c)(g)(h)(i)(k)	211,365	203,333
STG Distribution LLC Tranche EXCHANGE FLSO 1LN, term loan CME Term SOFR 1 month Index + 7.6%, 0% (c)(g)(h)(i)(k)	1,355,146	13,551
STG Distribution LLC Tranche NEW MONEY DIP 1LN, term loan CME Term SOFR 1 month Index x 8%, 0% (c)(g)(h)(i)(k)	377,715	396,601
		8,102,351
Building Products - 1.3%
APi Group DE Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3939% 5/16/2033 (g)(h)(i)	3,209,348	3,201,646
Chariot Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6439% 9/8/2032 (g)(h)(i)	3,746,774	3,745,913
Cornerstone Building Brands Inc 1LN, term loan CME Term SOFR 1 month Index + 5.625%, 9.2894% 8/1/2028 (g)(h)(i)	490,559	279,618
Cornerstone Building Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0144% 4/12/2028 (g)(h)(i)	6,657,111	4,040,867
Cornerstone Building Brands Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1644% 5/15/2031 (g)(h)(i)	1,372,333	697,145
Emrld Borrower LP Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.25%, 5.9158% 5/31/2030 (g)(h)(i)	574,200	573,430
Emrld Borrower LP Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.8939% 8/4/2031 (g)(h)(i)	6,742,708	6,733,336
Griffon Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6439% 1/24/2029 (g)(h)(i)	1,044,809	1,043,179
HP PHRG Borrower LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4%, 7.7322% 2/20/2032 (g)(h)(i)	4,993,508	4,954,808
		25,269,942
Commercial Services & Supplies - 6.1%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8939% 12/21/2028 (g)(h)(i)	12,081,296	12,081,296
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8939% 8/20/2032 (g)(h)(i)	12,689,113	12,687,463
Arcwood Environmental Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6439% 4/1/2033 (g)(h)(i)	1,460,000	1,465,475
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1439% 2/15/2031 (g)(h)(i)	6,222,455	5,486,525
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1632% 8/1/2030 (g)(h)(i)	9,495,859	7,404,776
Congruex Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 9.6322% 5/3/2029 (g)(h)(i)	1,955,393	1,177,792
Core & Main LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 0% 6/24/2033 (g)(h)(i)(j)	1,555,000	1,551,113
CSC ServiceWorks East LLC Tranche EXCHANGE FLSO TL 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9277% 9/4/2030 (g)(h)(i)	17,774,480	13,312,019
CSC ServiceWorks East LLC Tranche INITIAL FL1O 1LN, term loan CME Term SOFR 1 month Index + 5.43%, 9.0961% 9/4/2030 (g)(h)(i)	3,018,500	3,093,480
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6634% 2/9/2033 (g)(h)(i)	13,580,000	13,522,285
Filtration Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 10/21/2028 (g)(h)(i)	57,394	57,394
GFL ES US LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1556% 3/3/2032 (g)(h)(i)	5,741,812	5,738,941
HNI Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.371% 12/10/2032 (g)(h)(i)	1,397,975	1,396,228
Jupiter Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7322% 11/3/2031 (g)(h)(i)	3,467,595	3,471,930
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4699% 5/6/2032 (g)(h)(i)	2,498,033	2,491,538
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.7687% 2/3/2033 (g)(h)(i)	19,755,000	19,573,847
OMNIA Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4175% 12/31/2032 (g)(h)(i)	4,009,394	4,011,399
OPENLANE Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1477% 10/8/2032 (g)(h)(i)	850,725	852,851
Sabert Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8939% 12/10/2028 (g)(h)(i)	962,677	965,487
Vericast Corp 1LN, term loan CME Term SOFR 1 month Index + 7.75%, 11.5% 6/15/2030 (g)(h)(i)	2,521,225	2,499,164
Wash Bidco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6439% 9/10/2032 (g)(h)(i)	1,750,613	1,752,801
Wellful Inc Tranche BOOTSTRAP FLSO TL 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.2438% 10/19/2030 (g)(h)(i)	1,341,590	1,206,089
Wellful Inc Tranche PRIMING TL 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.9938% 4/19/2030 (g)(h)(i)	1,403,553	1,396,535
		117,196,428
Construction & Engineering - 0.6%
Chromalloy Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9322% 3/27/2031 (g)(h)(i)	3,189,802	3,202,752
Construction Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6372% 11/3/2031 (g)(h)(i)	2,970,450	2,966,588
Dycom Industries Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4011% 1/27/2033 (g)(h)(i)	1,930,000	1,930,598
Traverse Midstream Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.164% 2/16/2028 (g)(h)(i)	1,018,899	1,020,172
Trilon Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1241% 6/10/2033 (g)(h)(i)	2,286,735	2,283,877
Trilon Group LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 1% 6/10/2033 (g)(h)(i)(l)	203,265	203,011
		11,606,998
Ground Transportation - 0.2%
Avis Budget Car Rental LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 7/16/2032 (g)(h)(i)	1,856,250	1,848,509
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4822% 4/10/2031 (g)(h)(i)	2,879,717	2,866,039
		4,714,548
Machinery - 1.2%
Allison Transmission Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3754% 1/2/2033 (g)(h)(i)	1,296,750	1,294,325
Astro Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2322% 8/30/2032 (g)(h)(i)	1,680,788	1,680,788
Beach Acquisition Bidco LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.3939% 9/12/2032 (g)(h)(i)	2,676,567	2,687,086
Chart Industries Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1822% 3/15/2030 (g)(h)(i)	2,318,882	2,314,546
Columbus McKinnon Corp/NY Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2322% 2/3/2033 (g)(h)(i)	2,927,743	2,919,194
Crown Equipment Corp Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6205% 10/10/2031 (g)(h)(i)	1,363,876	1,364,735
Indicor LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1439% 11/22/2029 (g)(h)(i)	2,278,081	2,275,347
JBT Marel Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3939% 1/2/2032 (g)(h)(i)	633,646	634,888
STS Operating Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7439% 3/25/2031 (g)(h)(i)	7,984,603	7,986,279
		23,157,188
Passenger Airlines - 0.9%
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9252% 4/20/2028 (g)(h)(i)	2,774,063	2,769,291
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4252% 5/28/2032 (g)(h)(i)	1,742,400	1,742,400
American Airlines Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.6658% 5/29/2033 (g)(h)(i)	5,020,000	4,953,083
United Airlines Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4026% 2/24/2031 (g)(h)(i)	2,625,005	2,615,975
Vista Management Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4418% 4/1/2031 (g)(h)(i)	4,925,207	4,941,214
		17,021,963
Professional Services - 1.1%
AlixPartners LLP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6439% 8/12/2032 (g)(h)(i)	2,942,760	2,923,279
Amentum Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3939% 9/29/2031 (g)(h)(i)	5,049,453	5,039,354
CACI International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3939% 10/30/2031 (g)(h)(i)	1,359,300	1,356,758
CACI International Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3939% 3/9/2033 (g)(h)(i)	897,750	895,506
Cast & Crew LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4134% 12/29/2028 (g)(h)(i)	5,128,599	1,916,814
CHG Healthcare Services Inc 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6567% 9/29/2031 (g)(h)(i)	2,518,207	2,518,081
Maximus Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6439% 5/30/2031 (g)(h)(i)	1,765,495	1,758,327
Sedgwick Claims Management Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1439% 7/31/2031 (g)(h)(i)	5,622,368	5,549,277
		21,957,396
Transportation Infrastructure - 0.3%
Beacon Mobility Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4822% 8/6/2030 (g)(h)(i)	1,558,175	1,558,658
Beacon Mobility Corp Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 5.1502% 8/6/2030 (g)(h)(i)(l)	76,825	76,849
GB AIT Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9134% 4/29/2033 (g)(h)(i)	3,865,000	3,864,072
Modern Aviation FBO Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 5/16/2033 (g)(h)(i)(j)	545,000	545,000
		6,044,579
TOTAL INDUSTRIALS		276,715,026
Information Technology - 15.8%
Electronic Equipment, Instruments & Components - 1.4%
Belden Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 0% 6/11/2033 (g)(h)(i)(j)	2,160,000	2,160,000
Coherent Corp Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3939% 7/2/2029 (g)(h)(i)	2,219,404	2,213,855
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8939% 7/9/2032 (g)(h)(i)	4,801,228	4,807,230
DG Investment Intermediate Holdings Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1439% 7/29/2033 (g)(h)(i)	665,000	668,325
Go Daddy Operating Co LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3939% 5/30/2031 (g)(h)(i)	1,819,140	1,773,098
Go Daddy Operating Co LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3939% 11/9/2029 (g)(h)(i)	1,367,426	1,336,167
Lightning Power LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.6439% 8/18/2031 (g)(h)(i)	1,370,389	1,370,567
MX Holdings US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6439% 3/17/2032 (g)(h)(i)	284,009	283,833
Pinnacle Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1822% 10/1/2032 (g)(h)(i)	2,417,811	2,420,834
Pinnacle Buyer LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 1.5% 10/1/2032 (g)(h)(i)(l)	466,129	466,711
Pye-Barker Fire & Safety LLC 1LN, term loan CME Term SOFR 1 month Index + 1.25%, 3.0857% 12/16/2032 (g)(h)(i)(l)	292,500	292,866
Pye-Barker Fire & Safety LLC 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2322% 12/16/2032 (g)(h)(i)	1,957,500	1,959,947
Resilience Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2322% 2/28/2033 (g)(h)(i)	3,645,000	3,636,252
TCP Sunbelt Acquisition Co Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9158% 10/24/2031 (g)(h)(i)	1,773,000	1,768,568
TTM Technologies Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3705% 5/30/2030 (g)(h)(i)	2,061,093	2,061,093
		27,219,346
IT Services - 2.5%
Ahead DB Holdings LLC Tranche B4 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.2322% 2/3/2031 (g)(h)(i)	3,820,112	3,751,961
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9347% 2/10/2028 (g)(h)(i)	6,480,713	6,277,025
GTT Communications Inc Tranche NEW $ HOLDCO 1LN, term loan 14% 7/15/2031 (g)(i)	1,641,063	1,323,795
Indy US Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 5.8939% 10/31/2030 (g)(h)(i)	3,327,005	3,285,418
Kaseya Inc 2LN, term loan CME Term SOFR 1 month Index + 5%, 8.6634% 3/21/2033 (g)(h)(i)	4,265,000	2,564,331
Kaseya Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9134% 3/22/2032 (g)(h)(i)	9,711,032	7,472,057
Mitchell International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6439% 6/17/2031 (g)(h)(i)	5,183,927	4,923,331
Peraton Corp 2LN, term loan CME Term SOFR 3 month Index + 7.75%, 11.5158% 2/1/2029 (g)(h)(i)	1,545,000	1,032,941
Peraton Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5134% 2/1/2028 (g)(h)(i)	15,775,757	14,198,181
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 6/20/2031 (g)(h)(i)	2,960,100	2,958,620
		47,787,660
Semiconductors & Semiconductor Equipment - 0.3%
MKS Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3636% 2/4/2033 (g)(h)(i)	1,385,484	1,388,268
Qnity Electronics Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6658% 11/1/2032 (g)(h)(i)	4,477,500	4,482,112
		5,870,380
Software - 11.6%
Applied Systems Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9822% 2/24/2031 (g)(h)(i)	7,783,897	7,637,949
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6439% 12/11/2028 (g)(h)(i)	10,568,745	10,292,795
Bending Spoons US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 0% 3/7/2031 (g)(h)(i)(j)	1,460,000	1,432,260
Cloud Software Group Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9822% 8/13/2032 (g)(h)(i)	7,419,686	6,396,808
Cloud Software Group Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9822% 3/21/2031 (g)(h)(i)	4,201,972	3,671,473
CoreWeave Financing DDTL V LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 0.5%, 3.2177% 11/15/2031 (g)(h)(i)(l)	11,220,000	11,442,044
Darktrace Finco US LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9271% 10/9/2031 (g)(h)(i)	7,195,453	6,544,264
Darktrace Finco US LLC 2LN, term loan CME Term SOFR 3 month Index + 5.25%, 8.9271% 10/9/2032 (g)(h)(i)	2,750,000	2,491,610
Dayforce Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6634% 2/4/2033 (g)(h)(i)	11,710,000	10,639,823
Dcert Buyer Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 10.6439% 2/19/2029 (g)(h)(i)	6,258,409	5,182,776
Disco Parent Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6658% 8/6/2032 (g)(h)(i)	1,935,275	1,886,893
Eagle Parent Canada Inc Tranche INCR B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9822% 4/2/2029 (c)(g)(h)(i)	3,871,050	3,789,499
Ellucian Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 10/9/2029 (g)(h)(i)	4,668,079	4,495,080
Epicor Software Corp 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3939% 5/30/2031 (g)(h)(i)	3,164,729	3,018,360
Gen Digital Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3939% 4/16/2032 (g)(h)(i)	638,550	629,451
Gen Digital Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3939% 9/12/2029 (g)(h)(i)	6,688,839	6,601,616
Genesys Cloud Services Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 1/30/2032 (g)(h)(i)	3,557,829	3,401,177
KnowBe4 Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4134% 7/26/2032 (g)(h)(i)	5,308,325	4,113,952
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.8939% 12/31/2031 (g)(h)(i)	9,796,621	8,464,281
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.8939% 5/3/2028 (g)(h)(i)	10,482,498	10,176,724
MH Sub I LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.8939% 2/23/2029 (g)(h)(i)	3,530,000	3,267,015
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9134% 7/1/2031 (g)(h)(i)	12,144,244	11,193,957
Optiv Parent Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 8.9201% 5/1/2028 (g)(h)(i)	4,245,136	2,848,486
Ping Identity Holding Corp 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.3754% 11/15/2032 (g)(h)(i)	2,413,950	2,347,566
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.925% 6/2/2028 (g)(h)(i)	21,831,983	18,886,630
Project Alpha Intermediate Holding Inc 2LN, term loan CME Term SOFR 3 month Index + 5%, 8.7322% 5/9/2033 (g)(h)(i)	2,065,000	1,123,711
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9822% 10/26/2030 (g)(h)(i)	3,003,953	2,162,095
Project Boost Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4822% 7/16/2031 (g)(h)(i)	2,932,710	2,851,063
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7322% 8/31/2028 (g)(h)(i)	10,470,822	10,091,255
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.5035% 5/15/2028 (g)(h)(i)	6,062,346	5,485,695
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.0035% 5/15/2028 (g)(h)(i)	1,412,802	1,441,058
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.3939% 9/8/2032 (g)(h)(i)	6,091,811	6,085,050
Renaissance Holdings Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.6634% 4/5/2030 (g)(h)(i)	11,662,755	9,201,098
SonarSource Financing LLC 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1752% 12/19/2030 (g)(h)(i)	2,207,813	2,042,227
Sovos Compliance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8939% 8/13/2029 (g)(h)(i)	4,166,256	3,896,116
SS&C Technologies Inc Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6439% 5/9/2031 (g)(h)(i)	5,788,326	5,775,070
UKG Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9134% 2/10/2031 (g)(h)(i)	20,416,246	19,186,576
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9134% 4/14/2031 (g)(h)(i)	5,141,532	4,929,444
		225,122,947
TOTAL INFORMATION TECHNOLOGY		306,000,333
Materials - 6.5%
Chemicals - 3.4%
A-Gas FinCo Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 8.9822% 12/14/2029 (g)(h)(i)	4,066,607	3,646,405
Advancion Holdings LLC 2LN, term loan CME Term SOFR 3 month Index + 7.75%, 11.5158% 11/24/2028 (g)(h)(i)	2,875,000	2,156,250
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7658% 11/24/2027 (g)(h)(i)	4,582,809	4,193,270
Bakelite US Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4822% 12/23/2031 (g)(h)(i)	4,799,320	4,783,050
Chemours Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1439% 10/15/2032 (g)(h)(i)	5,895,375	5,876,981
CompoSecure Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9177% 1/14/2033 (g)(h)(i)	4,135,000	4,107,544
CoorsTek Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2278% 10/28/2032 (g)(h)(i)	1,434,975	1,435,879
Derby Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3864% 11/1/2030 (g)(h)(i)	2,111,670	2,111,289
Discovery Purchaser Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4136% 10/4/2029 (g)(h)(i)	7,940,016	7,900,316
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 7.7572% 7/3/2028 (g)(h)(i)	5,980,445	5,652,657
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6518% 3/15/2029 (g)(h)(i)	9,507,831	9,177,053
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.1814% 3/15/2030 (g)(h)(i)	835,588	773,964
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4134% 8/25/2031 (g)(h)(i)	5,112,235	5,064,333
Mativ Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1439% 4/4/2033 (g)(h)(i)	1,950,000	1,950,000
Solstice Advanced Materials Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4134% 10/29/2032 (g)(h)(i)	1,955,100	1,962,432
USALCO LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.1439% 9/30/2031 (g)(h)(i)	1,930,167	1,922,523
WR Grace Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7322% 8/9/2032 (g)(h)(i)	2,401,850	2,391,834
		65,105,780
Construction Materials - 0.4%
Quikrete Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8939% 2/10/2032 (g)(h)(i)	7,450,688	7,441,374
Containers & Packaging - 2.6%
AOT Packaging Products Acquisition Co LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8939% 3/3/2031 (g)(h)(i)	5,719,102	5,338,439
Berlin Packaging LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9669% 6/9/2031 (g)(h)(i)	5,875,268	5,840,780
Charter Next Generation Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1136% 11/29/2030 (g)(h)(i)	1,005,484	1,005,202
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 6.8189% 4/13/2029 (g)(h)(i)	17,366,678	17,038,969
Clydesdale Acquisition Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8939% 4/1/2032 (g)(h)(i)	6,976,638	6,696,108
Graham Packaging Co Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8939% 1/26/2033 (g)(h)(i)	2,224,425	2,225,115
LC Ahab US Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 5/1/2031 (g)(h)(i)	1,990,422	1,985,446
Proampac PG Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.6641% 3/7/2033 (g)(h)(i)	3,045,000	2,989,002
SupplyOne Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1439% 4/21/2031 (g)(h)(i)	887,718	888,428
Sword Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6439% 4/9/2033 (g)(h)(i)	6,085,000	5,926,242
		49,933,731
Metals & Mining - 0.1%
Tiger Acquisition LLC 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1526% 8/23/2032 (g)(h)(i)	2,535,838	2,541,645
Paper & Forest Products - 0.0%
Asplundh Tree Expert LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3939% 5/23/2031 (g)(h)(i)	1,909,050	1,906,358
TOTAL MATERIALS		126,928,888
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Cushman & Wakefield US Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 5.8939% 6/13/2033 (g)(h)(i)	1,500,000	1,496,250
Greystar Real Estate Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9175% 8/21/2030 (g)(h)(i)	2,739,352	2,735,928
TOTAL REAL ESTATE		4,232,178
Utilities - 1.8%
Electric Utilities - 0.7%
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3939% 4/28/2033 (g)(h)(i)	3,112,200	3,105,976
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4189% 4/16/2031 (g)(h)(i)	3,758,932	3,753,181
WEC US Holdings Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6205% 1/27/2031 (g)(h)(i)	7,107,821	7,099,647
		13,958,804
Independent Power and Renewable Electricity Producers - 0.9%
Alpha Generation LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3939% 6/10/2033 (g)(h)(i)	3,335,000	3,292,279
Alpha Generation LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3939% 9/30/2031 (g)(h)(i)	859,070	850,316
Calpine Construction Finance Co LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3939% 7/31/2030 (g)(h)(i)	2,830,000	2,826,010
Clean Energy Future-Trumbull LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7322% 4/29/2033 (g)(h)(i)	1,290,000	1,291,613
Cogentrix Finance Holdco I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8939% 2/26/2032 (g)(h)(i)	404,637	403,770
MRP Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9822% 6/4/2032 (g)(h)(i)	3,298,178	3,306,423
MRP Buyer LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9822% 6/4/2032 (g)(h)(i)	420,607	421,659
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1439% 3/29/2030 (g)(h)(i)	1,747,144	1,742,776
Talen Energy Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6439% 11/25/2032 (g)(h)(i)	3,144,200	3,116,689
Talen Energy Supply LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.3872% 12/15/2031 (g)(h)(i)	1,012,188	1,005,703
		18,257,238
Multi-Utilities - 0.2%
Osmose Utilities Services Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0084% 6/23/2028 (g)(h)(i)	2,970,325	2,950,839
TOTAL UTILITIES		35,166,881
TOTAL UNITED STATES		1,620,028,091
TOTAL BANK LOAN OBLIGATIONS (Cost $1,845,785,096)		1,763,970,626

Common Stocks - 1.8%
	Shares	Value ($)
FRANCE - 0.1%
Communication Services - 0.1%
Media - 0.1%
Altice France Holding SA (c)	63,725	1,173,732
GRAND CAYMAN (UK OVERSEAS TER) - 0.3%
Communication Services - 0.3%
Entertainment - 0.3%
New Cineworld Ltd (b)(c)	191,905	4,908,930
LUXEMBOURG - 0.0%
Materials - 0.0%
Containers & Packaging - 0.0%
Kloeckner Pentaplast GmbH (c)	337,878	891,797
UNITED STATES - 1.4%
Communication Services - 0.0%
Media - 0.0%
Main Street Sports Group (b)(c)	6,307	1,369
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Old Claimco LLC (b)(c)	105,486	1,084,396
Specialty Retail - 0.0%
White Iris LLC (c)	17,385	225,657
TOTAL CONSUMER DISCRETIONARY		1,310,053
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
JP Intermediate B LLC (c)(f)	19,142	0
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
California Resources Corp	68,210	3,606,263
EP Energy Corp (b)(c)	15,785	26,835
Expand Energy Corp	83,841	7,645,461
Expand Energy Corp (d)	928	84,624
Exxon Mobil Corp	40,902	5,592,121
New Fortress Energy Inc Class A (b)(e)	37,399	13,580
TOTAL ENERGY		16,968,884
Financials - 0.4%
Financial Services - 0.4%
ACNR Holdings Inc (c)	55,333	8,429,983
Carnelian Point Holdings LP warrants 6/30/2027 (b)(c)	5,132	14,985
Limetree Bay Cayman Ltd (b)(c)	776	0
TOTAL FINANCIALS		8,444,968
Information Technology - 0.0%
IT Services - 0.0%
GTT Communications Inc (b)(c)	35,300	1,269,741
TOTAL UNITED STATES		27,995,015
TOTAL COMMON STOCKS (Cost $20,469,949)		34,969,474

Non-Convertible Corporate Bonds - 3.5%
	Principal Amount (a)	Value ($)
FRANCE - 0.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Altice France SA 6.5% 10/15/2031 (p)	651,676	631,418
Altice France SA 6.5% 4/15/2032 (p)	5,110,522	4,938,922
Altice France SA 6.875% 7/15/2032 (p)	1,875,001	1,818,142

TOTAL FRANCE		7,388,482
UNITED KINGDOM - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EG Global Finance PLC 12% 11/30/2028 (p)	1,584,000	1,682,015
UNITED STATES - 3.0%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.0%
Meridian Arc Holdco LLC 6.25% 4/30/2031 (p)	595,000	596,333
WULF Compute LLC 7.75% 10/15/2030 (p)	400,000	420,139
		1,016,472
Entertainment - 0.0%
OAK-Eagle Acquireco Inc 7.25% 7/1/2033 (p)	330,000	345,216
Media - 0.6%
DISH Network Corp 11.75% 11/15/2027 (p)	4,170,000	4,284,892
Dotdash Meredith Inc 7.625% 6/15/2032 (p)	1,510,000	1,429,256
EchoStar Corp 10.75% 11/30/2029	3,328,070	3,595,260
Univision Communications Inc 9.375% 8/1/2032 (p)	1,620,000	1,645,983
		10,955,391
TOTAL COMMUNICATION SERVICES		12,317,079
Consumer Discretionary - 0.9%
Automobile Components - 0.1%
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (p)	1,205,000	1,222,642
Cooper-Standard Automotive Inc 9.25% 3/1/2031 (p)	1,150,000	1,159,027
		2,381,669
Hotels, Restaurants & Leisure - 0.7%
Caesars Entertainment Inc 7% 2/15/2030 (p)	1,465,000	1,473,433
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (p)	11,640,000	11,318,682
		12,792,115
Specialty Retail - 0.1%
Staples Inc 10.75% 9/1/2029 (p)	1,520,000	1,450,001
TOTAL CONSUMER DISCRETIONARY		16,623,785
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/2031 (p)	445,000	436,792
Venture Global Plaquemines LNG LLC 6.125% 12/15/2030 (p)	205,000	209,747
TOTAL ENERGY		646,539
Financials - 0.9%
Insurance - 0.9%
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (p)	2,235,000	2,119,753
Asurion LLC/ Asurion Co-Issuer Inc 8% 12/31/2032 (p)	770,000	775,819
Asurion LLC/ Asurion Co-Issuer Inc 8.375% 2/1/2034 (p)	15,765,000	14,593,329
CRC Insurance Group LLC 7.125% 6/1/2031 (p)	75,000	74,761
TOTAL FINANCIALS		17,563,662
Health Care - 0.1%
Health Care Providers & Services - 0.1%
National Mentor Holdings Inc 10.5% 12/15/2030 (p)	1,385,000	1,459,646
Pharmaceuticals - 0.0%
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (p)	330,000	326,484
TOTAL HEALTH CARE		1,786,130
Industrials - 0.1%
Building Products - 0.0%
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (p)	375,000	232,395
Commercial Services & Supplies - 0.1%
Artera Services LLC 8.5% 2/15/2031 (p)	1,085,000	975,950
Brand Industrial Services Inc 10.375% 8/1/2030 (p)	600,000	488,939
OT Midco Inc 10% 2/15/2030 (p)	705,000	280,238
		1,745,127
Machinery - 0.0%
Chart Industries Inc 7.5% 1/1/2030 (p)	330,000	340,703
TOTAL INDUSTRIALS		2,318,225
Information Technology - 0.2%
IT Services - 0.0%
CoreWeave Inc 9.75% 10/1/2031 (p)	425,000	424,062
Software - 0.2%
Cloud Software Group Inc 8.25% 6/30/2032 (p)	1,734,000	1,625,184
Cloud Software Group Inc 9% 9/30/2029 (p)	1,370,000	1,329,766
		2,954,950
TOTAL INFORMATION TECHNOLOGY		3,379,012
Real Estate - 0.2%
Diversified REITs - 0.0%
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (p)	345,000	344,336
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (p)	200,000	196,306
		540,642
Health Care REITs - 0.2%
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	4,105,000	3,982,070
TOTAL REAL ESTATE		4,522,712
TOTAL UNITED STATES		59,157,144
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $69,070,951)		68,227,641

Non-Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
UNITED STATES - 0.1%
Information Technology - 0.1%
Software - 0.1%
Strategy Inc 11.5% (n)	20,138	1,708,588
Strategy Inc Series A, 10%	9,215	854,323

TOTAL UNITED STATES		2,562,911
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $2,697,604)		2,562,911

Preferred Securities - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.0227% (h)(i)(m) (Cost $3,135,906)	3,105,000	3,137,468

Money Market Funds - 4.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (r)	3.69	80,909,183	80,925,364
Fidelity Securities Lending Cash Central Fund (r)(s)	3.69	37,296	37,300
TOTAL MONEY MARKET FUNDS (Cost $80,959,327)			80,962,664

TOTAL INVESTMENT IN SECURITIES - 102.2% (Cost $2,052,818,267)	1,983,396,737
NET OTHER ASSETS (LIABILITIES) - (2.2)%	(42,984,639)
NET ASSETS - 100.0%	1,940,412,098

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Level 3 security.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $19,620,250 or 1.0% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $0 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(g)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(h)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(i)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(j)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(k)	Non-income producing - Security is in default.
(l)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $7,684,286 and $7,792,932, respectively.

(m)	Security is perpetual in nature with no stated maturity date.
(n)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(o)	Affiliated fund.
(p)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $70,680,638 or 3.6% of net assets.

(q)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(r)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(s)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Expand Energy Corp	2/10/2021	8,788

Fidelity Private Credit Company LLC	6/6/2022 - 6/8/2026	20,672,714

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
JP Intermediate B LLC	9/30/2027

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	95,656,847	476,495,888	491,226,670	3,602,725	(920)	219	80,925,364	80,909,183	0.1%
Fidelity Securities Lending Cash Central Fund	-	1,559,779	1,522,573	2,096	94	-	37,300	37,296	0.0%
Total	95,656,847	478,055,667	492,749,243	3,604,821	(826)	219	80,962,664

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Private Credit Company LLC	18,015,590	1,856,705	-	1,856,704	-	(336,669)	19,535,626	2,101,125
	18,015,590	1,856,705	-	1,856,704	-	(336,669)	19,535,626

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Bank Loan Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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